Related Party Transactions (Schedule of Fees Earned from Related Parties) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Management Fees [Member]
Revenue from related party transactions	$ 9,010	$ 11,018	$ 10,090
Leasing Fees [Member]
Revenue from related party transactions	2,260	3,411	4,417
Construction and Development Fees [Member]
Revenue from related party transactions	$ 5,138	$ 4,739	$ 6,711